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July 26, 2007

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549


Re:  Merrill Lynch Life Variable Annuity Separate Account D
     Merrill Lynch IRA Annuity - Registration No. 333-91098
     Merrill Lynch Investor Choice - IRA Series - Registration No. 333-119364


Commissioners:

Merrill Lynch Life Insurance Company (the "Company"), on behalf of Registrant, has sent or will send to contract owners the semi-annual reports for the period ended May 31, 2007, for the following underlying mutual funds ("Funds") in which Registrant invests:

Semi-Annual Report Mailings:
AllianceBernstein International Value Fund, SEC File No.: 811-10221 AllianceBernstein Small/Mid Cap Value Fund, Inc., SEC File No.: 811-10221 AllianceBernstein Value Fund, Inc., SEC File No.: 811-10221
Fidelity Advisor Series I:Equity Growth Fund, SEC File No.: 811-03785 Fidelity Advisor Series I: Mid Cap Growth Fund, SEC File No.: 811-03785 Pioneer Small Cap Value Fund, SEC File No.: 811-07985
Pioneer Emerging Markets Fund, SEC File No.:  811-08448

Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

The Company understands that the Funds have filed or will file their semi-annual reports with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at (609) 274-5395.

Very truly yours,


/s/  Kirsty Lieberman
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                      Merrill Lynch Life Insurance Company
                            1700 Merrill Lynch Drive
                              Pennington, NJ 08534